Leases - Other information (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted-average remaining lease term Operating leases	11 years 7 months 6 days	6 years 1 month 6 days
Weighted-average remaining lease term Finance leases	2 years 10 months 24 days	3 years 1 month 6 days
Weighted-average discount rate Operating leases	5.09%	5.63%
Weighted-average discount rate Finance leases	5.58%	5.79%